Significant Accounting Policies (Details) - Schedule of liabilities measured at fair value on a recurring basis - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 1,544,112	$ 977,025	$ 2,093,036
Fair value of warrants issued	192,451	600,469	1,044,528
Fair value of warrants granted for services			119,779
Changes in Fair value of warrants and capital note	7,011,437	(33,382)	(2,280,318)
Ending Balance	$ 8,748,000	$ 1,544,112	$ 977,025